Capital and reserves - Summary of pre-tax tax amounts of component of other comprehensive income (Details) - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Pre-tax
Currency translation differences (including reclassifications), Pre-tax		$ (288)	$ 583	$ 6,973
Cash flow hedges (including reclassifications), pre-tax		(531)	637	677
Costs of hedging (including reclassifications), Pre-tax		(4)	(78)	86
Share of items relating to equity-accounted entities, net of tax, Pre-tax		(12)	(192)	402
Other, Pre-tax		0		0
Tax
Currency translation differences (including reclassifications), Tax		(76)	171	(120)
Cash flow hedges (including reclassifications), Tax		125	(149)	(6)
Costs of hedging (including reclassifications), Tax		0	(32)	17
Share of items relating to equity-accounted entities, net of tax, Tax		0	0	0
Other, Tax		(1)		(225)
Currency translation differences (including reclassifications), Net of tax		(364)	754	6,853
Cash flow hedges (including reclassifications), Net of tax		(406)	488	671
Costs of hedging (including reclassifications), Net of tax		(4)	(110)	103
Share of items relating to equity-accounted entities, net of tax, Net of tax		(12)	(192)	402
Other, Net of tax		(1)		(225)
Pre-tax
Remeasurements of the net pension and other post-retirement benefit liability or asset, Pre-tax		(360)	(2,262)	340
Other comprehensive income, before tax, gains (losses) on remeasurements of equity instruments		(47)	51	0
Cash flow hedges that will subsequently be transferred to the balance sheet, Pre-tax		(1)	15	(4)
Tax
Remeasurements of the net pension and other post-retirement benefit liability or asset, Tax		727	758	68
Other comprehensive income, gains (losses) on remeasurements of equity instruments		7	(13)
Cash flow hedges that will subsequently be transferred to the balance sheet, Tax		0	0	0
Remeasurements of the net pension and other post-retirement benefit liability or asset, Net of tax		367	(1,504)	408
Other comprehensive income, net of tax, gains (losses) on remeasurements of equity instruments		(40)	38
Costs of hedges that will subsequently be transferred to the balance sheet		(1)	15	(4)
Other comprehensive income, Pre-tax		(1,243)	(1,246)	8,474
Other comprehensive income, Tax		782	735	(266)
Other comprehensive income	[1]	$ (461)	$ (511)	$ 8,208

[1]	See Note 32 for further information.